Share Based Compensation (Details) - Schedule of the option activity - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of the option activity [Abstract]
Number of share options, Outstanding Beginning	717,717	218,222
Weighted average exercise price, Outstanding Beginning	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding Beginning	11 years 2 months 19 days	11 years 6 months 3 days
Number of share options, Outstanding, Granted	752,185	685,569
Weighted average exercise price, Granted	$ 2.76	$ 3.02
Remaining contractual term in years, Granted	12 years 3 months 14 days	12 years 7 days
Number of share options, Outstanding, Exercised	(158,125)	(2,274)
Weighted average exercise price, Exercised	$ 3.79	$ 12.91
Aggregate Intrinsic value, Exercised	$ 15,969
Number of share options, Outstanding, Forfeited	(5,602)	(2,150)
Weighted average exercise price, Forfeited	$ 2.92	$ 8.79
Number of share options, Outstanding, Outstanding, Ending	1,306,175	899,367
Weighted average exercise price, Outstanding, Ending	$ 3.18	$ 5.38
Remaining contractual term in years, Outstanding, Ending	11 years 6 months	11 years 7 months 6 days
Aggregate Intrinsic value, Ending	$ 423,411
Number of share options, Outstanding,Exercisable	298,803	106,852
Weighted average exercise price, Exercisable	$ 4.35	$ 12.91
Remaining contractual term in years, Exercisable	10 years 4 months 24 days	10 years 6 months 3 days
Aggregate Intrinsic value, Exercisable	$ 48,779